RISK MANAGEMENT - Impact of the measurement of ECL (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ 289,772	$ (181,238)	$ 94,543
Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	195,147	(93,542)	(13,761)
Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	21	6	(4)
Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	80,530	(89,690)	94,656
Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	14,082	1,990	13,725
Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(8)	(2)	(73)
12-month expected credit losses [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	171,714	(221,533)	66,298
12-month expected credit losses [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	138,799	(72,973)	3,952
12-month expected credit losses [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	21	6	(4)
12-month expected credit losses [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	28,546	(147,090)	57,239
12-month expected credit losses [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	4,349	(1,468)	5,207
12-month expected credit losses [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(1)	(8)	(96)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	110,005	(1,913)	35,139
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	48,659	(25,391)	(20,629)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	52,023	20,156	51,135
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	9,330	3,316	4,604
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(7)	6	29
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	8,053	42,208	(6,894)
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	7,689	4,822	2,916
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	(39)	37,244	(13,718)
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	403	142	3,914
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL			(6)
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	262	(404)	9,632
Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	1,610	(90)	(359)
Debt securities [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	262	(404)	9,632
Debt securities [member] | 12-month expected credit losses [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	1,554	$ (90)	$ (359)
Debt securities [member] | Lifetime expected credit losses [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impact of the measurement of ECL	$ 56